FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Assets and Liabilities at Fair Value on a Recurring Basis
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,521	$-	$49,521

Total financial assets	$-	$49,521	$-	$49,521
Liabilities:
Warrants (1)	$-	$-	$720	$720

Total financial liabilities	$-	$-	$720	$720
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,896	$-	$49,896

Total financial assets	$-	$49,896	$-	$49,896
Liabilities:
Warrants (1)	$-	$-	$1,639	$1,639

Total financial liabilities	$-	$-	$1,639	$1,639

Summary of the Binomial (Lattice) Valuation Model Assumptions used to Record the Fair Value of the Warrants
	Year ended December 31,
	2022	2021
Balance at the beginning of the year January 1	$1,639	$-
Private warrants liability assumed in Transactions	-	7,291
Change in fair value of warrants liability	(890)	(1,216)
Reclassification of warrants liability to equity	(29)	(4,436)
Balance at the end of the year	$720	$1,639

Summary of Change in the Level 3 Warrant Liability
	December 31,
	2022	2021
Fair value determined per warrant	$1.57	$3.46
Expected volatility	92.5%	90%
Expected annual dividend yield	0%	0%
Expected term (years)	3.3	4.3
Risk-free rate	4.2%	1.2%